Segment Information (Details) ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)		Dec. 31, 2017 USD ($)
Segment revenues
External revenues		₪ 2,831		$ 817	₪ 2,841	[1]	₪ 2,808	[1]
Segment results:
Gross profit (loss)		1,966			1,971		1,942
Depreciation and amortization		70			45		68
Share in earnings (losses) of investees		434		125	106	[1]	126	[1]
Operating income		1,974		$ 569	1,689	[1]	393	[1]
Revaluation gain (loss)
Dividend- income from available-for-sale securities
Segment assets:
Operating assets		42,623			84,790
Investments in investees		6,340			2,097				$ 1,829
Assets		48,963			86,887				14,123
Investments in non-current assets		2,182			4,835
Segment liabilities		30,846			53,119
Total non- current assets		46,311			63,297				$ 13,359
Shopping Centers Canada [Member]
Segment revenues
External revenues		1,927			1,960		2,001
Segment results:
Gross profit (loss)		1,214			1,223		1,254
Depreciation and amortization		5			4		7
Share in earnings (losses) of investees		119			36		38
Operating income		1,223			1,152		1,134
Revaluation gain (loss)		1,256			639		125
Dividend- income from available-for-sale securities
Segment assets:
Operating assets		26,119	[2]		24,798
Investments in investees		559			417
Assets		26,678			25,215
Investments in non-current assets		1,435	[3]		1,565
Segment liabilities		559	[4]		431
Shopping Centers In North Europe [Member]
Segment revenues
External revenues		1,454			1,555		1,421
Segment results:
Gross profit (loss)		986			1,084		989
Depreciation and amortization		51			26		50
Share in earnings (losses) of investees		(2)			24		14
Operating income		841			996		754
Revaluation gain (loss)		(179)			161		199
Dividend- income from available-for-sale securities
Segment assets:
Operating assets		19,640	[2],[5]		21,388
Investments in investees		320	[5]		275
Assets		19,960	[5]		21,663
Investments in non-current assets		1,160	[3],[5]		1,186
Segment liabilities		251	[4],[5]		282
Shopping Centers In Central Eastern Europe [Member]
Segment revenues
External revenues		1,060			1,092		1,192
Segment results:
Gross profit (loss)		733			764		834
Depreciation and amortization		13			12		13
Share in earnings (losses) of investees		35			53		43
Operating income		574			464		632
Revaluation gain (loss)		0			62		(448)
Dividend- income from available-for-sale securities
Segment assets:
Operating assets		11,838	[2]		11,432
Investments in investees		719			700
Assets		12,557			12,132
Investments in non-current assets		310	[3]		246
Segment liabilities		651	[4]		650
Financial Asset Regency [Member]
Segment revenues
External revenues
Segment results:
Gross profit (loss)
Depreciation and amortization
Share in earnings (losses) of investees
Operating income
Revaluation gain (loss)
Dividend- income from available-for-sale securities		108
Segment assets:
Operating assets	[2]
Investments in investees	[6]	4,432
Assets		4,432
Investments in non-current assets	[3]
Segment liabilities	[4]
Other Segments [member]
Segment revenues
External revenues		398			340		344
Segment results:
Gross profit (loss)		304			252		250
Depreciation and amortization		3			2		2
Share in earnings (losses) of investees		(1)			(19)		(1)
Operating income		369			187		163
Revaluation gain (loss)		134			70		(81)
Dividend- income from available-for-sale securities
Segment assets:
Operating assets	[2]	5,792			5,514
Investments in investees		33			34	[6]
Assets		5,825			5,548
Investments in non-current assets	[3]	703			892
Segment liabilities	[4]	79			405
Adjustments For Consolidated [Member]
Segment revenues
External revenues		(2,008)			(2,106)		(2,150)
Segment results:
Gross profit (loss)		(1,271)			1,352		(1,385)
Depreciation and amortization		(2)			1		(4)
Share in earnings (losses) of investees		283			12		(32)
Operating income		(1,033)			(1,110)		(2,290)
Revaluation gain (loss)		(1,211)			(932)		₪ 205
Dividend- income from available-for-sale securities		(108)
Segment assets:
Operating assets		(20,766)	[2],[3]		21,658
Investments in investees		277	[3]		671
Assets		(20,489)	[3]		22,329
Investments in non-current assets		(1,426)	[3]		946
Segment liabilities		₪ (29,306)	[3],[4]		₪ 51,351

[1]	Reclassified, refer to note 2ff.
[2]	Segment assets include current operating assets, investment property, property under development, goodwill, fixed assets and non-current inventory. The reconciliations for consolidation include mainly available-for-sale securities, deferred taxes, derivatives, goodwill (at group level) and cancellation of FCR's assets and Kista Galleria assets as mentioned above. Furthermore, consolidation adjustments as of December 31, 2016 and December 31, 2015 include assets of the discontinued operations.
[3]	Investments in non-current assets include mainly fixed assets, investment property, investment property under development and goodwill, as well as business combination.
[4]	Segment liabilities include operating liabilities such as trade payables, land lease liabilities, other payables and tenants' security deposits. The reconciliations for consolidation include mainly deferred taxes, financial derivatives and interest-bearing liabilities.
[5]	The information of the segment "shopping centers in North Europe" includes 50% of the value of the joint venture Kista Galleria, and is offset against the consolidation adjustments column.
[6]	The investment in REG shares, which is accounted for as a financial asset available for sale, is presented in a single line item with investments in investees.